Shareholders’ equity (Details Narrative) R$ / shares in Units, R$ in Millions			12 Months Ended
	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 $ / shares	Apr. 28, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	268,352		269,376,000,000	268,352
[custom:CspitalAmmount-0]	R$ 5,650		R$ 5,859	R$ 5,650
[custom:CapitalIncreaseThroughCapitalization-0]							R$ 200
Authorized to increase capital stock | shares				400,000,000,000
Number of shares increase, value			R$ 9	R$ 9
Number of shares increase | shares			1,024,000,000	354,000,000
Right to dividends adjusted net profit			25.00%
Percentage of legal reserve corresponds of net income			5.00%
Fixed and working capital investment through the allocation			100.00%
Share-based payment			R$ 36	R$ 23
Cumulative effect of exchange gains and losses			116	1,570
Governmental subsidy reserve	9	R$ 58	(438)	(9)
Reserve tax incentives			R$ 2,282
Minimum payment of profit percentage			25.00%
Description of management proposed dividends to be distributed			Management proposed dividends to be distributed in the amount of R$81 (R$0.3013 cents per share)
Dividends to be distributed			R$ 81
Dividends cents per share | $ / shares						$ 0.3013
Dividend declared to the non-controlling interests	R$ 143		R$ 207	R$ 143
Compensation Plan [Member]
IfrsStatementLineItems [Line Items]
Option vesting period			36 months
Description of option exercise period			may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) month from the date of grant, through the 42 (forty-second) month from the date of grant ("Exercise Period").
Exercise price per share | R$ / shares			R$ 0.01
Option Plan [Member]
IfrsStatementLineItems [Line Items]
Option vesting period			36 months
Description of option exercise period			may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) months as from the Grant Date, and ends on the last day of the 42 (forty-second) month as of the Grant Date ("Exercise Period"), provided the exceptions included in the Compensation Plan.
Description of method of settlement			the exercise price of the option is equivalent to 80% of the closing average price of the Company's preferred shares traded during twenty (20) days in B3 - Securities
Share Based Payment Plan G P A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	268,352		269,376	268,352
Exercise price per share | R$ / shares			R$ 22.37
Maximum percentage of total share issued			0.70%
Number of treasury preferred shares used upon exercised option | shares			160,000
Preferred share market price per share | R$ / shares				R$ 21.73
Expectation of remaining average life of the series outstanding			1 year 22 days	10 months 17 days
Weighted average fair value of options granted | R$ / shares			R$ 16.02	R$ 58.78
Share Based Payment Plan G P A [Member] | B 6 And C 6 Series [Member]
IfrsStatementLineItems [Line Items]
Vesting requirement			The plans will be exercisable in until 6 months after the end of the vesting period
Expectation of dividends rate			0.67%
Expectation of volatility rate			32.74%
Weighted average interest rate			7.32%
Share Based Payment Plan G P A [Member] | B 5 And C 5 Series [Member]
IfrsStatementLineItems [Line Items]
Expectation of dividends rate			0.41%
Expectation of volatility rate			36.52%
Weighted average interest rate			9.29%
Share Based Payment Plan G P A [Member] | B 7 And C 7 Series [Member]
IfrsStatementLineItems [Line Items]
Expectation of volatility rate			37.09%
Weighted average interest rate			5.47%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of legal reserve corresponds of net income			20.00%